DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) $ in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) DKK (kr)	Dec. 31, 2021 USD ($) DKK (kr)	Dec. 31, 2020 USD ($) DKK (kr)
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 39,870	$ (3,559)	$ (20,681)
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Cash collateral	$ 1,400	$ 3,700	$ 43,800
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	687,200	768,700	757,500
Interest rate swaps | USD LIBOR | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 53,700
Notional value	687,200	768,700	757,500
Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Net gain (loss) recognized in income statement	$ (33,300)	$ (400)	$ (1,900)
Forward freight agreements | Minimum
DERIVATIVE FINANCIAL INSTRUMENTS
Period covered by forward freight agreements	0 months
Forward freight agreements | Maximum
DERIVATIVE FINANCIAL INSTRUMENTS
Period covered by forward freight agreements	24 months
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Net gain (loss) recognized in income statement	$ 13,800	$ 12,000	$ 2,900
Forward exchange contracts | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 400
Notional value | kr	280.3	274.0	231.5